UNITED STATES
SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number	811-21676

Eaton Vance Tax-Managed Buy-Write Income Fund
(Exact Name of Registrant as Specified in Charter)

The Eaton Vance Building, 255 State Street, Boston, Massachusetts	02109
(Address of Principal Executive Offices)	(Zip code)

Maureen A. Gemma Eaton Vance Management, 255 State Street, Boston, Massachusetts 02109
(Name and Address of Agent for Service)

Registrant’s Telephone Number, Including Area Code:	(617) 482-8260

Date of Fiscal Year End:	December 31

Date of Reporting Period:	March 31, 2008

Item 1. Schedule of Investments

Eaton Vance Tax-Managed Buy-Write Income Fund	as of March 31, 2008

PORTFOLIO OF INVESTMENTS (Unaudited)

Common Stocks — 101.4%

Security	Shares	Value
Aerospace & Defense — 2.7%
Boeing Co. (The)	34,365	$2,555,725
Honeywell International, Inc.	66,929	3,776,134
Lockheed Martin Corp.	3,574	354,898
Northrop Grumman Corp.	20,111	1,564,837
Rockwell Collins, Inc.	8,785	502,063
United Technologies Corp.	48,521	3,339,215
		$12,092,872
Air Freight & Logistics — 0.9%
CH Robinson Worldwide, Inc.	6,745	$366,928
United Parcel Service, Inc., Class B	50,076	3,656,550
		$4,023,478
Beverages — 3.7%
Anheuser-Busch Cos., Inc.	74,053	$3,513,815
Brown-Forman Corp., Class B	3,398	225,016
Coca-Cola Co. (The)	112,729	6,861,814
PepsiCo, Inc.	82,053	5,924,227
		$16,524,872
Biotechnology — 0.9%
Biogen Idec, Inc. (1)	35,276	$2,176,176
Celgene Corp. (1)	26,648	1,633,256
Enzon Pharmaceuticals, Inc. (1)	27,239	250,871
		$4,060,303
Building Products — 0.1%
Masco Corp.	24,884	$493,450
		$493,450
Capital Markets — 3.1%
American Capital Strategies, Ltd.	72,175	$2,465,498
Bank of New York Mellon Corp. (The)	82,529	3,443,935
Federated Investors, Inc., Class B	32,602	1,276,694
Franklin Resources, Inc.	23,936	2,321,553
Goldman Sachs Group, Inc.	4,860	803,795
Invesco PLC ADR	54,842	1,335,951
Morgan Stanley	49,306	2,253,284
		$13,900,710
Chemicals — 2.3%
Dow Chemical Co. (The)	22,941	$845,376
E.I. Du Pont de Nemours & Co.	77,067	3,603,653
Eastman Chemical Co.	31,031	1,937,886
Monsanto Co.	17,320	1,931,180
Rohm and Haas Co.	35,884	1,940,607
		$10,258,702
Commercial Banks — 3.6%
BB&T Corp.	77,748	$2,492,601
First Horizon National Corp.	56,132	786,409
KeyCorp	98,415	2,160,209
Marshall & Ilsley Corp.	8,458	196,226
Popular, Inc.	10,223	119,200
U.S. Bancorp	110,781	3,584,873
Wachovia Corp.	158,257	4,272,939
Wells Fargo & Co.	82,804	2,409,596
		$16,022,053
Commercial Services & Supplies — 1.7%
Avery Dennison Corp.	47,685	$2,348,486
Pitney Bowes, Inc.	55,579	1,946,377
RR Donnelley & Sons Co.	55,489	1,681,872
Waste Management, Inc.	51,616	1,732,233
		$7,708,968

Communications Equipment — 3.4%
Cisco Systems, Inc. (1)	237,947	$5,732,143
Corning, Inc.	105,686	2,540,691
Harris Corp.	30,013	1,456,531
Juniper Networks, Inc. (1)	32,078	801,950
Nokia Oyj ADR	29,005	923,229
QUALCOMM, Inc.	87,526	3,588,566
Research In Motion, Ltd. (1)	948	106,394
		$15,149,504
Computer Peripherals — 3.9%
Apple, Inc. (1)	37,291	$5,351,259
Hewlett-Packard Co.	53,280	2,432,765
International Business Machines Corp.	70,301	8,094,457
Palm, Inc.	18,656	93,280
Seagate Technology	66,365	1,389,683
		$17,361,444
Construction Materials — 0.4%
Vulcan Materials Co.	28,398	$1,885,627
		$1,885,627
Consumer Finance — 0.5%
American Express Co.	47,841	$2,091,609
Student Loan Corp.	633	62,604
		$2,154,213
Distributors — 0.3%
Genuine Parts Co.	38,043	$1,530,089
		$1,530,089
Diversified Consumer Services — 0.1%
H&R Block, Inc.	28,930	$600,587
		$600,587
Diversified Financial Services — 3.8%
Bank of America Corp.	174,213	$6,604,415
Citigroup, Inc.	85,205	1,825,091
IntercontinentalExchange, Inc. (1)	5,967	778,694
JPMorgan Chase & Co.	157,459	6,762,864
Moody’s Corp.	25,547	889,802
		$16,860,866
Diversified Telecommunication Services — 3.6%
AT&T, Inc.	186,704	$7,150,763
Citizens Communications Co.	129,474	1,358,182
Verizon Communications, Inc.	161,788	5,897,173
Windstream Corp.	142,907	1,707,739
		$16,113,857
Electric Utilities — 0.5%
Duke Energy Corp.	123,997	$2,213,346
Pinnacle West Capital Corp.	1,491	52,304
Progress Energy, Inc.	2,830	118,011
		$2,383,661
Electrical Equipment — 0.8%
Emerson Electric Co.	72,907	$3,751,794
		$3,751,794
Energy Equipment & Services — 2.7%
BJ Services Co.	286	$8,154
Diamond Offshore Drilling, Inc.	17,338	2,018,143
Halliburton Co.	93,317	3,670,158
Noble Corp.	55,841	2,773,622
Schlumberger, Ltd.	34,158	2,971,746
Transocean, Inc. (1)	3,212	434,262
		$11,876,085
Food & Staples Retailing — 2.3%
CVS Caremark Corp.	94,587	$3,831,719
SUPERVALU, Inc.	8,915	267,272
Wal-Mart Stores, Inc.	116,937	6,160,241
		$10,259,232

Food Products — 1.1%
ConAgra Foods, Inc.	27,892	$668,013
Hershey Co. (The)	65,103	2,452,430
Kraft Foods, Inc., Class A	50,448	1,564,392
		$4,684,835
Gas Utilities — 0.1%
Nicor, Inc.	14,401	$482,578
		$482,578
Health Care Equipment & Supplies — 1.7%
Baxter International, Inc.	61,364	$3,548,066
Boston Scientific Corp. (1)	25,674	330,424
Medtronic, Inc.	54,884	2,654,739
St. Jude Medical, Inc. (1)	21,128	912,518
Zimmer Holdings, Inc. (1)	4,483	349,046
		$7,794,793
Health Care Providers & Services — 1.4%
Express Scripts, Inc. (1)	14,298	$919,647
Laboratory Corp. of America Holdings (1)	9,283	683,971
McKesson Corp.	39,374	2,062,016
Medco Health Solutions, Inc. (1)	43,228	1,892,954
Quest Diagnostics, Inc.	11,070	501,139
		$6,059,727
Hotels, Restaurants & Leisure — 1.5%
Carnival Corp., Unit	38,610	$1,562,933
International Game Technology	26,759	1,075,979
McDonald’s Corp.	35,972	2,006,158
Starwood Hotels & Resorts Worldwide, Inc.	17,410	900,968
Yum! Brands, Inc.	35,271	1,312,434
		$6,858,472
Household Durables — 0.4%
D.R. Horton, Inc.	89,029	$1,402,207
KB HOME	14,126	349,336
		$1,751,543
Household Products — 2.4%
Procter & Gamble Co.	149,558	$10,479,529
		$10,479,529
Industrial Conglomerates — 3.7%
General Electric Co.	447,598	$16,565,602
		$16,565,602
Insurance — 4.7%
ACE, Ltd.	2,587	$142,440
Allstate Corp. (The)	25,486	1,224,857
American International Group, Inc.	106,169	4,591,809
AON Corp.	26,775	1,076,355
Cincinnati Financial Corp.	59,526	2,264,369
Lincoln National Corp.	45,328	2,357,056
MBIA Inc.	85,314	1,042,537
MetLife, Inc.	18,232	1,098,660
PartnerRe, Ltd.	5,273	402,330
Principal Financial Group, Inc.	21,531	1,199,707
Prudential Financial, Inc.	35,186	2,753,305
Travelers Companies, Inc. (The)	37,065	1,773,560
XL Capital Ltd., Class A	30,415	898,763
		$20,825,748
Internet Software & Services — 2.4%
Akamai Technologies, Inc. (1)	25,563	$719,854
eBay, Inc. (1)	30,623	913,790
Google, Inc., Class A (1)	13,680	6,025,630
VeriSign, Inc. (1)	54,603	1,815,004
Yahoo!, Inc. (1)	40,435	1,169,785
		$10,644,063

IT Services — 0.9%
Automatic Data Processing, Inc.	37,355	$1,583,478
Broadridge Financial Solutions, Inc.	2,175	38,280
Cognizant Technology Solutions Corp. (1)	23,682	682,752
MasterCard, Inc., Class A	1,189	265,135
Metavante Technologies, Inc. (1)	2,819	56,352
Paychex, Inc.	41,638	1,426,518
		$4,052,515
Leisure Equipment & Products — 0.6%
Mattel, Inc.	127,796	$2,543,140
		$2,543,140
Life Sciences Tools & Services — 0.1%
Applera Corp.- Applied Biosystems Group	4,920	$161,671
Thermo Fisher Scientific, Inc. (1)	8,409	477,968
		$639,639
Machinery — 1.5%
AGCO Corp. (1)	7,735	$463,172
Caterpillar, Inc.	29,204	2,286,381
Deere & Co.	13,402	1,078,057
Eaton Corp.	24,497	1,951,676
Parker Hannifin Corp.	13,525	936,877
		$6,716,163
Media — 1.6%
Central European Media Enterprises, Ltd., Class A (1)	1,062	$90,514
Clear Channel Communications, Inc.	24,942	728,805
Comcast Corp., Class A	29,170	564,148
DIRECTV Group (The), Inc. (1)	23,697	587,449
Interpublic Group of Cos., Inc. (1)	54,079	454,804
Meredith Corp.	4,689	179,354
Walt Disney Co.	146,301	4,590,925
		$7,195,999
Metals & Mining — 1.3%
Alcoa, Inc.	86,678	$3,125,609
Freeport-McMoRan Copper & Gold, Inc., Class B	11,502	1,106,722
Nucor Corp.	22,525	1,525,844
		$5,758,175
Multiline Retail — 0.7%
Big Lots, Inc. (1)	42,909	$956,871
Macy’s, Inc.	35,255	812,980
Nordstrom, Inc.	30,006	978,196
Saks, Inc. (1)	30,588	381,432
		$3,129,479
Multi-Utilities — 3.3%
Ameren Corp.	46,293	$2,038,744
CenterPoint Energy, Inc.	17,504	249,782
CMS Energy Corp.	104,738	1,418,153
Consolidated Edison, Inc.	29,149	1,157,215
Dominion Resources, Inc.	72,440	2,958,450
DTE Energy Co.	4,649	180,800
Integrys Energy Group, Inc.	10,554	492,239
NiSource, Inc.	33,475	577,109
NorthWestern Corp.	35,741	871,008
Public Service Enterprise Group, Inc.	67,968	2,731,634
TECO Energy, Inc.	110,189	1,757,515
Xcel Energy, Inc.	12,009	239,580
		$14,672,229
Oil, Gas & Consumable Fuels — 10.6%
Chevron Corp.	109,133	$9,315,593
ConocoPhillips	71,691	5,463,571
EOG Resources, Inc.	28,080	3,369,600
Exxon Mobil Corp.	229,610	19,420,414
Hess Corp.	21,226	1,871,709
Occidental Petroleum Corp.	26,147	1,913,176
Valero Energy Corp.	30,355	1,490,734
Williams Cos., Inc.	91,699	3,024,233
XTO Energy, Inc.	21,701	1,342,424
		$47,211,454

Paper and Forest Products — 0.3%
Louisiana-Pacific Corp.	51,977	$477,149
MeadWestvaco Corp.	33,483	911,407
		$1,388,556
Personal Products — 0.4%
Alberto-Culver Co.	43,605	$1,195,213
Estee Lauder Cos., Inc., Class A	8,436	386,791
		$1,582,004
Pharmaceuticals — 6.9%
Abbott Laboratories	98,684	$5,442,423
Bristol-Myers Squibb Co.	151,729	3,231,828
Eli Lilly & Co.	30,507	1,573,856
Johnson & Johnson	122,696	7,959,290
Merck & Co., Inc.	113,745	4,316,623
Pfizer, Inc.	372,437	7,795,106
Schering-Plough Corp.	35,270	508,241
		$30,827,367
Real Estate Investment Trusts (REITs) — 0.8%
Developers Diversified Realty Corp.	4,582	$191,894
Plum Creek Timber Co., Inc.	15,428	627,920
Simon Property Group, Inc.	29,775	2,766,395
		$3,586,209
Real Estate Management & Development — 0.0%
Forestar Real Estate Group, Inc. (1)	6,935	$172,751
		$172,751
Road & Rail — 0.6%
CSX Corp.	22,133	$1,240,997
Norfolk Southern Corp.	17,421	946,309
Union Pacific Corp.	5,580	699,620
		$2,886,926
Semiconductors & Semiconductor Equipment — 2.9%
Analog Devices, Inc.	44,223	$1,305,463
Applied Materials, Inc.	128,413	2,505,338
Broadcom Corp., Class A (1)	6,766	130,381
Intel Corp.	143,522	3,039,796
KLA-Tencor Corp.	32,861	1,219,143
Linear Technology Corp.	5,661	173,736
MEMC Electronic Materials, Inc. (1)	27,234	1,930,891
Microchip Technology, Inc.	74,956	2,453,310
		$12,758,058
Software — 3.2%
Adobe Systems, Inc. (1)	32,525	$1,157,565
Microsoft Corp.	371,433	10,541,269
Oracle Corp. (1)	121,046	2,367,660
Quest Software, Inc. (1)	17,700	231,339
		$14,297,833
Specialty Retail — 1.3%
Best Buy Co., Inc.	15,110	$626,461
Home Depot, Inc.	90,394	2,528,320
OfficeMax, Inc.	67,396	1,289,959
Sherwin-Williams Co. (The)	13,337	680,720
Tiffany & Co.	14,641	612,579
		$5,738,039
Textiles, Apparel & Luxury Goods — 0.9%
Nike, Inc., Class B	51,570	$3,506,760
VF Corp.	4,266	330,658
		$3,837,418
Thrifts & Mortgage Finance — 0.7%
Federal National Mortgage Association	83,316	$2,192,877
Guaranty Financial Group, Inc. (1)	6,935	73,650
Sovereign Bancorp, Inc.	95,547	890,498
		$3,157,025

Tobacco — 2.1%
Altria Group, Inc.	67,621	$1,501,186
Philip Morris International, Inc. (1)	67,621	3,420,270
Reynolds American, Inc.	41,500	2,449,745
UST, Inc.	32,881	1,792,672
		$9,163,873
Total Common Stocks (identified cost $397,580,412)		$452,474,109
Total Investments — 101.4% (identified cost $397,580,412)		$452,474,109

Covered Call Options Written — (1.6%)

	Number	Strike	Expiration
Description	of Contracts	Price	Date	Value
S&P 500 Index	467	$1,315	4/19/08	$(1,681,200)
S&P 500 Index	613	1,325	4/19/08	(1,569,280)
S&P 500 Index	1,063	1,340	4/19/08	(2,126,000)
S&P 500 Index	687	1,345	4/19/08	(1,396,671)
S&P 500 Index	525	1,385	4/19/08	(250,950)

Total Covered Call Options Written (premiums received $7,301,585)				$(7,024,101)

Other Assets, Less Liabilities — 0.2%				$881,391

Net Assets — 100.0%				$446,331,399

ADR	—	American Depository Receipt

(1)		Non-income producing security.

The cost and unrealized appreciation (depreciation) of investments of the Fund at March 31, 2008, as determined on a federal income tax basis, were as follows:

Aggregate cost	$397,548,537
Gross unrealized appreciation	$68,853,265
Gross unrealized depreciation	(13,927,693)
Net unrealized appreciation	$54,925,572

Written call options activity for the period ended March 31, 2008 was as follows:

	Number of Contracts	Premiums Received
Outstanding, beginning of period	3,239	$7,157,841
Options written	9,904	21,355,924
Options terminated in closing purchase transactions	(9,788)	(21,212,180)
Outstanding, end of period	3,355	$7,301,585

All of the assets of the Fund are subject to segregation to satisfy the requirements of the escrow agent. At March 31, 2008, the Fund had sufficient cash and/or securities to cover commitments under these contracts.

The Fund adopted Financial Accounting Standards Board Statement of Financial Accounting Standards No. 157 (FAS 157), “Fair Value Measurements”, effective January 1, 2008.  FAS 157 established a three-tier hierarchy to prioritize the assumptions, referred to as inputs, used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

At March 31, 2008, the inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

	Valuation Inputs	Investments in Securities	Other Financial Instruments*
Level 1	Quoted Prices	$452,474,109	$(7,024,101)
Level 2	Other Significant Observable Inputs	—	—
Level 3	Significant Unobservable Inputs	—	—
Total		$452,474,109	$(7,024,101)

*Other financial instruments include written call options, which are valued at the unrealized appreciation (depreciation) on the instrument.

The Fund held no investments or other financial instruments as of December 31, 2007 whose fair value was determined using Level 3 inputs.

Equity securities listed on a U.S. securities exchange generally are valued at the last sale price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and asked prices therefore on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and asked prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by an independent pricing service. Exchange-traded options are valued at the last sale price for the day of valuation as quoted on the principal exchange or board of trade on which the options are traded or, in the absence of sales on such date, at the mean between the latest bid and asked prices therefore. Over-the-counter options are valued based on broker quotations. Short-term debt securities with a remaining maturity of sixty days or less are valued at amortized cost, which approximates market value. If short-term debt securities are acquired with a remaining maturity of more than sixty days, they will be valued by a pricing service. Other fixed income and debt securities, including listed securities and securities for which price quotations are available, will normally be valued on the basis of valuations furnished by a pricing service. Valuations for debt obligations are derived from the pricing vendors’ proprietary pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and asked prices, broker/dealer quotations, benchmark curves or information pertaining to the issuer. The pricing vendor may use a matrix approach which considers information regarding securities with similar characteristics in order to determine the valuation for a security. Foreign securities and currencies are valued in U.S. dollars, based on foreign currency exchange rate quotations supplied by an independent quotation service. The independent service uses a proprietary model to determine the exchange rate.  Inputs to the model include reported trades and implied bid/ask spreads. The daily valuation of exchange-traded foreign securities generally is determined as of the close of trading on the principal exchange on which such securities trade. Events occurring after the close of trading on foreign exchanges may result in adjustments to the valuation of foreign securities to more accurately reflect their fair value as of the close of regular trading on the New York Stock Exchange. When valuing foreign equity securities that meet certain criteria, the Trustees have approved the use of a fair value service that values such securities to reflect market trading that occurs after the close of the applicable foreign markets of comparable securities or other instruments that have a strong correlation to the fair valued securities. Investments for which valuations or market quotations are not readily available are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund considering relevant factors, data and information including the market value of freely tradable securities of the same class in the principal market on which such securities are normally traded.

Item 2. Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant on this Form N-Q has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant on this Form N-Q has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the fiscal quarter for which the report is being filed that have materially affected, or are reasonably likely to materially affect the registrant’s internal control over financial reporting.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Tax-Managed Buy-Write Income Fund

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	May 21, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Duncan W. Richardson
Duncan W. Richardson
President

Date:	May 21, 2008

By:	/s/ Barbara E. Campbell
Barbara E. Campbell
Treasurer

Date:	May 21, 2008